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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2006

             Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.):
             [ ] is a restatement.
             [ ] adds new holdings entries.

             Institutional Investment Manager Filing this Report:
                  Noonday Asset Management Asia Pte. Ltd.
                          250 North Bridge Road
                                No. 13-02
                            Raffles City Tower
                                  179101
                                 Singapore

                     c/o Farallon Capital Management, L.L.C.
                                One Maritime Plaza
                                    Suite 1325
                          San Francisco, California 94111

                         Form 13F File Number: 28-11716

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                      Farallon Capital Management, L.L.C.
                                Mark C. Wehrly
                               Managing Member
                                (415) 421-2132



                                /s/ Mark C. Wehrly
                           ----------------------------
                            San Francisco, California
                                August 14, 2006



                                  Report Type:
                                   13F Notice



               List of Other Managers Reporting for this Manager:
                        Noonday Asset Management, L.P.
                        Form 13F File Number 28-11402